Net Revenues - Discounts and Other Reductions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discounts and other reductions in gross income
Gross sales	€ 10,603	€ 9,490	€ 8,389
Chargebacks	(2,524)	(1,892)	(1,525)
Cash discounts	(115)	(93)	(82)
Volume rebates	(60)	(76)	(59)
Medicare and Medicaid	(182)	(72)	(68)
Other discounts	(197)	(144)	(63)
Net sales	€ 7,524	€ 7,212	€ 6,592	[1]

[1]	(See Note 2.d)